CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 153,185	$ 332,964	$ 375,856
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	314,987	66,126	61,550
Fixed asset impairment	20,037	5,411	0
Reduction in carrying value of operating right-of-use assets	45,339	28,480	30,372
Loss on equity method investments	2,161	366	0
Charge/(credit) on interest rate hedge	891	(910)	(923)
Amortization of financing costs and debt discount	12,890	523	540
Stock compensation expense	133,844	26,271	26,819
Loss on extinguishment of debt	73,894	0	0
Deferred tax (benefit)/expense	(60,616)	927	(1,537)
Unrealized foreign exchange (gain)/loss	(6,054)	5,979	590
Other non-cash items	3,589	(6,949)	2,018
Changes in operating assets and liabilities, net of acquired assets and assumed liabilities:
Accounts receivable	113,513	(175,040)	(101,545)
Unbilled revenue	(17,656)	(5,748)	(55,790)
Unearned revenue	(69,121)	291,844	86,567
Other net assets	108,259	(2,209)	(11,976)
Net cash provided by operating activities	829,142	568,035	412,541
Cash flows from investing activities:
Purchase of property, plant and equipment	(93,750)	(40,885)	(38,948)
Purchase of subsidiary undertakings (net of cash acquired)	(5,914,475)	(47,931)	(131,272)
Investment in equity method investments	(2,450)	(2,450)	0
Loan to equity method investment	(10,000)	0	0
Sale of available for sale investments	497	47,902	21,686
Purchase of available for sale investments	(480)	0	(9,603)
Purchase of investments in equity - long term	(3,577)	(3,212)	(3,890)	$ (13,300)	$ (16,900)
Net cash used in investing activities	(6,024,235)	(46,576)	(162,027)
Cash flows from financing activities:
Financing costs	(30,328)	(1,554)	0
Drawdown of credit lines and facilities	5,905,100	350,000	0
Repayment of credit lines and facilities	(877,780)	(350,000)	0
Purchase of noncontrolling interest	0	(43,923)	0
Proceeds from the exercise of equity compensation	118,589	13,203	21,645
Share issue costs	(853)	(14)	(13)
Repurchase of ordinary shares	0	(175,000)	(146,931)
Share repurchase costs	0	(140)	(107)
Settlement of interest rate hedge	0	(905)	0
Net cash provided by financing activities	5,114,728	(208,333)	(125,406)
Effect of exchange rate movements on cash	(7,727)	6,870	(650)
Net (decrease)/increase in cash and cash equivalents	(88,092)	319,996	124,458
Cash and cash equivalents at beginning of year	840,305	520,309	395,851
Cash and cash equivalents at end of year	$ 752,213	$ 840,305	$ 520,309	$ 840,305	$ 752,213